DRAFT

                                                   Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-41913

                        GABELLI EQUITY SERIES FUNDS, INC.
                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                    (EACH A "FUND" AND TOGETHER, THE "FUNDS")

    SUPPLEMENT DATED JULY 31, 2007 TO THE FUNDS' CLASS A, B, C, AND I SHARES
              PROSPECTUS (THE "PROSPECTUS") DATED JANUARY 29, 2007

THE FOLLOWING SUPERSEDES THE FIRST SECTION REGARDING THE FEES AND EXPENSES OF THE FUNDS IN THE PROSPECTUS.

                                                                  CLASS A       CLASS B      CLASS C      CLASS I
                                                                  SHARES        SHARES       SHARES       SHARES
                                                                  ---------     ---------    ---------    ---------
SHAREHOLDER FEES
  (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases.........................   5.75%(1)      None         None         None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load).............................   None(3)       5.00%(4)     1.00% (4)    None
(as a percentage of redemption price(2)
Redemption Fees (as a percentage of amount redeemed for shares...   2.00%         2.00%        2.00%        2.00%
held 7 days or less) payable to the respective Fund:

------------------------------------
(1)   The sales charge declines as the amount invested increases.
(2) "Redemption price" equals the net asset value at the time of investment or redemption, whichever is lower for Class A, Class B, and Class C Shares.
(3) If no sales charge was paid at the time of purchase as part of an investment that is greater than $1,000,000, shares redeemed within eighteen months of such purchase may be subject to a deferred sales charge of 1.00%.
(4) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within seventy-two months after purchase. The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to redemptions of Class C Shares within twelve months after purchase.

THE FOLLOWING REPLACES THE TABLE UNDER THE "CLASSES OF SHARES" SECTION OF THE PROSPECTUS.

------------------------------------------------------------------------------------------------------------------------------------
                                                  CLASS A                       CLASS B                      CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Front-End Sales Load?              Yes. The percentage declines as    No.                      No.
                                   the amount invested increases.
------------------------------------------------------------------------------------------------------------------------------------
Contingent Deferred Sales Charge?  No, except for                     Yes, for shares          Yes, for shares redeemed within
                                   shares redeemed within eighteen    redeemed within          twelve months after purchase.
                                   months after purchase as part of   seventy-two months
                                   an investment greater than $1      after purchase.
                                   million if no front-end sales      Declines over time.
                                   charge was paid at the time of
                                   purchase.
------------------------------------------------------------------------------------------------------------------------------------
12b-1 Fee                          0.25%                              1.00%                    1.00%
------------------------------------------------------------------------------------------------------------------------------------
Convertible to Another Class?      No.                                Yes.  Automatically      No.
                                                                      converts to Class A
                                                                      Shares
                                                                      approximately
                                                                      ninety-six
                                                                      months
                                                                      after
                                                                      purchase.
------------------------------------------------------------------------------------------------------------------------------------
Fund Expense Levels                Lower annual expenses than Class B Higher annual expenses   Higher annual expenses than Class A
                                   or Class C Shares.  Higher annual  than Class A Shares and  Shares and Class I Shares.
                                   expenses than Class I Shares       Class I Shares.

------------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------
                                           CLASS I
--------------------------------------------------------
Front-End Sales Load?                No.
--------------------------------------------------------
Contingent Deferred Sales Charge?    No.
--------------------------------------------------------
12b-1 Fee                            None.
--------------------------------------------------------
Convertible to Another Class?        No.
--------------------------------------------------------
Fund Expense Levels                  Lower annual
                                     expenses than Class
                                     A, Class B, or Class
                                     C Shares.
--------------------------------------------------------




THE FOLLOWING REPLACES THE SECTION "SALES CHARGE - CLASS A SHARES" UNDER THE "CLASSES OF SHARES" SECTION OF THE PROSPECTUS

The sales charge is imposed on Class A Shares at the time of purchase in accordance with the following schedule:

                                                            TOTAL SALES CHARGE (CLASS A SHARES)
                                                    --------------------------------------------------
                                                                                                REALLOWANCE
                                                AS % OF THE            AS % OF                      TO
AMOUNT OF INVESTMENT                          OFFERING PRICE*       AMOUNT INVESTED           BROKER-DEALERS
----------------------------                  --------------------------------------------------------------
Less than $50,000...........................        5.75%                 6.10%                   5.00%
$50,000 but under $100,000..................        4.75%                 4.99%                   4.00%
$100,000 but under $250,000.................        3.75%                 3.90%                   3.00%
$250,000 but under $500,000.................        2.75%                 2.83%                   2.25%
$500,000 but under $1 million...............        2.00%                 2.04%                   1.75%
$1 million but under $2 million.............        0.00%**               0.00%                   1.00%
$2 million but under $5 million.............        0.00%**               0.00%                   0.50%
$5 million or more..........................        0.00%**               0.00%                   0.25%

------------------------------
*      Includes front-end sales load.
**     Subject to a 1% CDSC for eighteen months after purchase if no front-end sales charge was paid at the time of purchase.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF THE SECTION "BREAKPOINTS OR VOLUME DISCOUNTS" UNDER THE "CLASSES OF SHARES" SECTION OF THE PROSPECTUS.

Breakpoints or Volume Discounts allow larger investments in Class A Shares to be charged lower sales charges. If you invest $50,000 or more in Class A Shares of the Funds, you are eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1% CDSC may apply if shares are redeemed within eighteen months after purchase.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE SECTION "CONTINGENT DEFERRED SALES CHARGES" UNDER THE "CLASSES OF SHARES" SECTION OF THE PROSPECTUS

You will pay a CDSC when you redeem:

     o Class A Shares within approximately eighteen months of buying them as part of an investment greater than $1 million if no front-end sales charge was paid at the time of purchase;

     o Class B Shares within  approximately  seventy-two  months of buying them;
       and

     o Class C Shares within approximately twelve months of buying them.